Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2026	Feb. 01, 2025	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the
following disclosure regarding executive Compensation Actually Paid (“CAP”), as calculated under applicable SEC rules, for our principal executive officer (“PEO”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below.
The methodology for calculating CAP to our PEO and CAP to our
Non-PEO
NEOs, including details regarding the amounts that were deducted from, and added to, the Summary Compensation Table totals to arrive at the values presented for CAP, are provided in the footnotes to the table. A discussion of the relationship between CAP and the Company performance measures (i) listed in the table below and (ii) that the Company has deemed most important in linking CAP during Fiscal 2025 to Company performance is also presented below. Note that for
Non-PEO
NEOs, compensation is reported as an average.
The Compensation Committee did not utilize CAP as the basis for making compensation decisions. For information related to how the Compensation Committee assessed the Company’s performance and established compensation for the NEOs, see the CD&A section of this Proxy Statement and in the proxy statements for Fiscal 2021, Fiscal 2022, Fiscal 2023 and Fiscal 2024.

Pay Versus Performance Table

Fiscal Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (1)(2)(3) ($)	Value of Initial Fixed $100 Investment based on (4)		Net Income ($ Millions) (5)	Earnings Before Interest and Taxes ($ Millions) (6)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)

2025	$12,662,838	34,406,713	3,356,666	8,013,823	118.05	104.49	186	358

2024	$14,980,527	3,597,586	4,984,643	1,942,131	78.77	115.48	327	452

2023	$16,793,219	24,307,437	5,932,748	8,203,623	98.86	102.95	169	386

2022	$9,776,540	1,499,742	3,080,683	726,957	72.50	92.91	124	280

2021	$14,875,447	15,274,358	5,334,752	5,623,793	101.09	102.54	420	617

(1)	Jay Schottenstein was our PEO for each fiscal year presented. The individuals comprising the Non-PEO NEOs for each fiscal year presented are listed below.

Fiscal 2021	Fiscal 2022	Fiscal 2023	Fiscal 2024	Fiscal 2025

Michael Mathias	Michael Mathias	Michael Mathias	Michael Mathias	Michael Mathias

Jennifer Foyle	Jennifer Foyle	Jennifer Foyle	Jennifer Foyle	Jennifer Foyle

Michael Rempell	Michael Rempell	Michael Rempell	Marisa Baldwin	Marisa Baldwin

Andrew McLean	Marisa Baldwin	Marisa Baldwin		Beth Henke

Andrew McLean

(2)
The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
CAP reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

PEO SCT Total Compensation to CAP Reconciliation

Fiscal Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)

2025	$12,662,838	(9,500,012)	31,243,887	34,406,713

Average Non-PEO NEOs SCT Total Compensation to CAP Reconciliation

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	$3,356,666	(2,086,244)	6,743,401	8,013,823
The amounts in the “Inclusion of Equity Values for PEO” and “Average Inclusion of Equity Values for
Non-PEO
NEOs” columns of the tables above are derived from the amounts set forth in the following tables:

Fiscal Year	Fiscal Year-End Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for PEO ($)	plus, Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards for PEO ($)	plus, Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Fiscal Year for PEO ($)	plus, Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year for PEO ($)	plus, Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Fiscal Year for PEO ($)	plus, Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)

2025	$23,470,242	4,480,585	—	3,293,060	—	—	31,243,887

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for Non-PEO NEOs ($)	plus, Average Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards for Non-PEO NEOs ($)	plus, Average Vesting-Date Fair Value of Equity Awards Granted During Fiscal Year that Vested During Fiscal Year for Non-PEO NEOs ($)	plus, Average Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year for Non- PEO NEOs ($)	plus, Average Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Fiscal Year for Non-PEO NEOs ($)	plus, Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2025	$5,191,111	904,820	—	647,470	—	—	6,743,401

(4)
The Company’s custom peer group that was used for both Fiscal 2025 compensation benchmarking purposes and for purposes of Item 201(e) of Regulation
S
-
K
(the
“Peer Group”) was utilized for purposes of calculating Peer Group Total Shareholder Return (“TSR”) for all periods presented, as follows:

For Fiscal 2025, our peer group consisted of the following companies: Abercrombie & Fitch Co.; Burberry Group PLC; Capri Holdings Limited; Columbia Sportswear Company; The Gap, Inc.; Guess?, Inc.; Hanesbrands Inc.; Kontoor Brands; Levi Strauss & Co.; lululemon athletica, inc.; PVH CORP.;
Ralph
Lauren Corporation; Tapestry, Inc.; Under Armour Inc.; Urban Outfitters, Inc; V.F. Corporation and Victoria’s Secret & Co. (collectively, the “2025 Peer Group”).

TSR for both the Company and the Peer Group is based on an initial $100 investment, measured on a cumulative basis from the market close on January 30,
2021
, through and including the end of the fiscal year for which TSR is being presented in the table. TSR calculations reflect reinvestment of dividends. Historical stock performance is not necessarily indicative of future stock performance.

For the Pay Versus Performance disclosure included in the proxy statement for the 2025 Annual Meeting of Stockholders , we used the peer group that was used for Fiscal 2024 compensation benchmarking purposes, which consisted of the following companies: Abercrombie & Fitch Co.; Burberry Group PLC; Capri Holdings Limited; Express, Inc.; The Gap, Inc.; Guess?, Inc.; Hanesbrands Inc.; Kontoor Brands; Levi Strauss & Co.; lululemon athletica, inc.; PVH CORP.; Ralph Lauren Corporation; Tapestry, Inc.; Under Armour Inc.; Urban Outfitters, Inc; and Victoria’s Secret & Co. (collectively, the “2024 Peer Group”).

For comparison, the table below lists the value of $100 invested in the 2024 Peer Group and 2025 Peer Group. Express, Inc. is excluded in the 2024 TSR calculation beginning after April 2024 due to bankruptcy.

Fiscal Year	2024 Peer Group	2025 Peer Group

2025	$124.30	$104.49

2024	$134.48	$115.48

2023	$122.36	$102.95

2022	$104.31	$92.91

2021	$106.89	$102.54

(5)	Amounts shown are net income, as reflected in the Company’s Consolidated Statements of Operations for each of Fiscal 2021, Fiscal 2022, Fiscal 2023, Fiscal 2024 and Fiscal 2025.

(6)
EBIT is a
non-GAAP
or adjusted measure. EBIT represents net income, as reported in our consolidated financial statements, before interest expense and income taxes and excludes any asset impairment and restructuring charges, as determined by the Compensation Committee. See Appendix A of this Proxy Statement for additional detail on adjusted results and other important information regarding the use of non-GAAP
or adjusted measures. We have identified EBIT as our Company-Selected Measure (“CSM”) that represents, in our view, the most important financial performance measure used to link CAP to our performance for Fiscal 2025.

Company Selected Measure Name	Earnings Before Interest and Taxes
Named Executive Officers, Footnote
(1)	Jay Schottenstein was our PEO for each fiscal year presented. The individuals comprising the Non-PEO NEOs for each fiscal year presented are listed below.

Fiscal 2021	Fiscal 2022	Fiscal 2023	Fiscal 2024	Fiscal 2025

Michael Mathias	Michael Mathias	Michael Mathias	Michael Mathias	Michael Mathias

Jennifer Foyle	Jennifer Foyle	Jennifer Foyle	Jennifer Foyle	Jennifer Foyle

Michael Rempell	Michael Rempell	Michael Rempell	Marisa Baldwin	Marisa Baldwin

Andrew McLean	Marisa Baldwin	Marisa Baldwin		Beth Henke

Andrew McLean

Peer Group Issuers, Footnote
(4)
The Company’s custom peer group that was used for both Fiscal 2025 compensation benchmarking purposes and for purposes of Item 201(e) of Regulation
S
-
K
(the
“Peer Group”) was utilized for purposes of calculating Peer Group Total Shareholder Return (“TSR”) for all periods presented, as follows:

For Fiscal 2025, our peer group consisted of the following companies: Abercrombie & Fitch Co.; Burberry Group PLC; Capri Holdings Limited; Columbia Sportswear Company; The Gap, Inc.; Guess?, Inc.; Hanesbrands Inc.; Kontoor Brands; Levi Strauss & Co.; lululemon athletica, inc.; PVH CORP.;
Ralph
Lauren Corporation; Tapestry, Inc.; Under Armour Inc.; Urban Outfitters, Inc; V.F. Corporation and Victoria’s Secret & Co. (collectively, the “2025 Peer Group”).

TSR for both the Company and the Peer Group is based on an initial $100 investment, measured on a cumulative basis from the market close on January 30,
2021
, through and including the end of the fiscal year for which TSR is being presented in the table. TSR calculations reflect reinvestment of dividends. Historical stock performance is not necessarily indicative of future stock performance.

For the Pay Versus Performance disclosure included in the proxy statement for the 2025 Annual Meeting of Stockholders , we used the peer group that was used for Fiscal 2024 compensation benchmarking purposes, which consisted of the following companies: Abercrombie & Fitch Co.; Burberry Group PLC; Capri Holdings Limited; Express, Inc.; The Gap, Inc.; Guess?, Inc.; Hanesbrands Inc.; Kontoor Brands; Levi Strauss & Co.; lululemon athletica, inc.; PVH CORP.; Ralph Lauren Corporation; Tapestry, Inc.; Under Armour Inc.; Urban Outfitters, Inc; and Victoria’s Secret & Co. (collectively, the “2024 Peer Group”).

For comparison, the table below lists the value of $100 invested in the 2024 Peer Group and 2025 Peer Group. Express, Inc. is excluded in the 2024 TSR calculation beginning after April 2024 due to bankruptcy.

Fiscal Year	2024 Peer Group	2025 Peer Group

2025	$124.30	$104.49

2024	$134.48	$115.48

2023	$122.36	$102.95

2022	$104.31	$92.91

2021	$106.89	$102.54

PEO Total Compensation Amount	$ 12,662,838	$ 14,980,527	$ 16,793,219	$ 9,776,540	$ 14,875,447
PEO Actually Paid Compensation Amount	$ 34,406,713	3,597,586	24,307,437	1,499,742	15,274,358
Adjustment To PEO Compensation, Footnote
(3)
CAP reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

PEO SCT Total Compensation to CAP Reconciliation

Fiscal Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)

2025	$12,662,838	(9,500,012)	31,243,887	34,406,713

Average Non-PEO NEOs SCT Total Compensation to CAP Reconciliation

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	$3,356,666	(2,086,244)	6,743,401	8,013,823
The amounts in the “Inclusion of Equity Values for PEO” and “Average Inclusion of Equity Values for
Non-PEO
NEOs” columns of the tables above are derived from the amounts set forth in the following tables:

Fiscal Year	Fiscal Year-End Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for PEO ($)	plus, Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards for PEO ($)	plus, Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Fiscal Year for PEO ($)	plus, Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year for PEO ($)	plus, Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Fiscal Year for PEO ($)	plus, Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)

2025	$23,470,242	4,480,585	—	3,293,060	—	—	31,243,887

Non-PEO NEO Average Total Compensation Amount	$ 3,356,666	4,984,643	5,932,748	3,080,683	5,334,752
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,013,823	1,942,131	8,203,623	726,957	5,623,793
Adjustment to Non-PEO NEO Compensation Footnote
(3)
CAP reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

PEO SCT Total Compensation to CAP Reconciliation

Fiscal Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)

2025	$12,662,838	(9,500,012)	31,243,887	34,406,713

Average Non-PEO NEOs SCT Total Compensation to CAP Reconciliation

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	$3,356,666	(2,086,244)	6,743,401	8,013,823
The amounts in the “Inclusion of Equity Values for PEO” and “Average Inclusion of Equity Values for
Non-PEO
NEOs” columns of the tables above are derived from the amounts set forth in the following tables:

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for Non-PEO NEOs ($)	plus, Average Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards for Non-PEO NEOs ($)	plus, Average Vesting-Date Fair Value of Equity Awards Granted During Fiscal Year that Vested During Fiscal Year for Non-PEO NEOs ($)	plus, Average Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year for Non- PEO NEOs ($)	plus, Average Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Fiscal Year for Non-PEO NEOs ($)	plus, Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2025	$5,191,111	904,820	—	647,470	—	—	6,743,401

Compensation Actually Paid vs. Total Shareholder Return
CAP versus Total Shareholder Return: Company and Peer Group
The following chart sets forth the relationship between CAP to PEO, Average CAP to
Non-PEO
NEOs,
the
Company’s cumulative TSR, and the cumulative TSR of our Peer Group over the five most recently completed fiscal years.
As illustrated in the chart, the trend of the Company’s TSR over the five-year period of Fiscal 2021 through Fiscal 2025 generally aligns with the trend of CAP values for our PEO and
Non-PEO
NEOs over this same period. Our compensation program design emphasizes structuring a significant portion of NEO compensation in the form of at-risk
or variable equity incentives tied to our stock price and TSR performance, as described in the CD&A section of this Proxy Statement.
The Company’s PSU awards, which represent 50% of the value of the NEOs’ annual long-term incentive awards, are designed with a vesting factor tied to three-year TSR performance measured against RTSR goals, which are tied to the Peer Group. These
TSR-based
performance measures provide for an increased award payout opportunity in the event the Company’s TSR outperforms the pre-established
goals and, alternatively, a decreased award payout opportunity in the event of underperformance against these RTSR goals.

Compensation Actually Paid vs. Net Income
CAP versus Net Income
SEC rules require that net income be presented as a performance measure in the Pay Versus Performance Table above. The Company does not use net income to determine compensation levels or incentive plan payouts, and therefore there was not total alignment between CAP and net income.

Compensation Actually Paid vs. Company Selected Measure
CAP versus CSM: EBIT
The following chart sets forth the relationship between CAP to PEO, Average CAP to
Non-PEO
NEOs, and our CSM, EBIT
(1)
, during the five most recently completed fiscal years.
Aside from our stock price performance, we believe that EBIT
(1)
is the most important financial metric that ties our NEOs’ compensation to our performance. Our year-over-year CAP outcomes do not always align proportionally with the year-over-year EBIT
(1)
outcomes because a significant portion of the sensitivity to our NEOs’ CAP is tied to our stock price. As such, in addition to EBIT
(1),
we expect that stock price
will
continue to have
a
significant impact on CAP.

Total Shareholder Return Vs Peer Group
CAP versus Total Shareholder Return: Company and Peer Group
The following chart sets forth the relationship between CAP to PEO, Average CAP to
Non-PEO
NEOs,
the
Company’s cumulative TSR, and the cumulative TSR of our Peer Group over the five most recently completed fiscal years.
As illustrated in the chart, the trend of the Company’s TSR over the five-year period of Fiscal 2021 through Fiscal 2025 generally aligns with the trend of CAP values for our PEO and
Non-PEO
NEOs over this same period. Our compensation program design emphasizes structuring a significant portion of NEO compensation in the form of at-risk
or variable equity incentives tied to our stock price and TSR performance, as described in the CD&A section of this Proxy Statement.
The Company’s PSU awards, which represent 50% of the value of the NEOs’ annual long-term incentive awards, are designed with a vesting factor tied to three-year TSR performance measured against RTSR goals, which are tied to the Peer Group. These
TSR-based
performance measures provide for an increased award payout opportunity in the event the Company’s TSR outperforms the pre-established
goals and, alternatively, a decreased award payout opportunity in the event of underperformance against these RTSR goals.

Tabular List, Table
Important Financial Performance Measures

The following table sets forth an unranked list of the most important financial performance measures, including the CSM, used by the Company to
link
CAP (for all NEOs) to Company performance for Fiscal 2025.

Absolute TSR

EBIT (1)

Relative TSR

(1)
EBIT is a
non-GAAP
or adjusted measure. EBIT represents operating income, as reported in our consolidated financial statements, before interest expense and income taxes and excludes any asset impairment and restructuring charges, as determined by the Compensation Committee.
See
Appendix A of this Proxy Statement for additional detail on adjusted results and other important information regarding the use of
non-GAAP
or adjusted measures.

Total Shareholder Return Amount	$ 118.05	78.77	98.86	72.5	101.09
Peer Group Total Shareholder Return Amount	104.49	115.48	102.95	92.91	102.54
Net Income (Loss)	$ 186,000,000	$ 327,000,000	$ 169,000,000	$ 124,000,000	$ 420,000,000
Company Selected Measure Amount	358,000,000	452,000,000	386,000,000	280,000,000	617,000,000
PEO Name	Jay Schottenstein
Measure:: 1
Pay vs Performance Disclosure
Name	Absolute TSR
Measure:: 2
Pay vs Performance Disclosure
Name	EBIT
Non-GAAP Measure Description	EBIT is a
non-GAAP
or adjusted measure. EBIT represents net income, as reported in our consolidated financial statements, before interest expense and income taxes and excludes any asset impairment and restructuring charges, as determined by the Compensation Committee. See Appendix A of this Proxy Statement for additional detail on adjusted results and other important information regarding the use of non-GAAP
	or adjusted measures. We have identified EBIT as our Company-Selected Measure (“CSM”) that represents, in our view, the most important financial performance measure used to link CAP to our performance for Fiscal 2025.
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 31,243,887
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,470,242
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,480,585
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,293,060
PEO | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,500,012)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,743,401
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,191,111
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	904,820
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	647,470
Non-PEO NEO | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,086,244)